Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments under Shipbuilding Contracts and Memorandums of Agreement
Capital expenditure commitments relating to our vessels and vessels under construction are as follows:

Year Ended December 31,	Due to Shipyards/Sellers	Due to Manager	Other Commitments	Total
2019	$6,600	$275	$22,475	$29,350
2020	22,935	605	1,753	25,293
2021	—	—	2,152	2,152
2022	—	—	360	360
Total	29,535	880	26,740	57,155